FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about credit risk explanatory [Table Text Block]
	December 31, 2023	December 31, 2022
Current	$748,493	$644,713
1 - 60 days	211,896	537,080
61 days and over	12,291	58,832
	$972,680	$1,240,625

Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 30, 2023	December 31, 2022
Cash	$50,792	$63,799
Accounts receivable	92,731	141,354
Accounts payable and accrued liabilities	(128,670)	(267,124)
	$14,853	$(61,971)